Commitments (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of commitments [text block] [Abstract]
Schedule of gross sugarcane sales
	2021		2020		2019
	Number		Number		Number
	(tons)	Amount	(tons)	Amount	(tons)	Amount
Net revenue from sugarcane	644,503	87,705	840,625	82,763	761,996	73,480

Schedule of gross sugarcane sales to Partnership IV
	2021		2020		2019
	Quantity (Tons)	Amount	Quantity (Tons)	Amount	Quantity (Tons)	Amount
Gross sugarcane sales Partnership IV	1,360,001	174,830	1,221,728	110,179	1,019,232	86,996